BBH U.S. MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                  June 30, 2000
                           (expressed in U.S. dollars)

                                                                                         Annualized
                                                                                          Yield on
Principal                                                                     Maturity    Date of         Value
 Amount                                                                         Date      Purchase       (Note 1)
---------                                                                     --------   ----------    ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS  (15.3%)
  $90,000,000    Federal Home Loan Banks*. ..............................     07/21/00     6.364%      $ 90,000,000
   55,000,000    Student Loan Marketing Association* ....................     08/03/00     6.494         54,997,520
   50,000,000    Student Loan Marketing Association* ....................     08/17/01     6.544         50,000,000
   50,000,000    Student Loan Marketing Association* ....................     08/01/00     6.494         49,998,356
                                                                                                       ------------
                Total U.S. Government Agency Obligations ................                              $244,995,876
                                                                                                       ------------
                CERTIFICATES OF  DEPOSITS (10.5%)
  $19,000,000    Bank of Nova Scotia ....................................     01/16/01     6.520%      $ 18,996,578
   20,000,000    Canadian Imperial Bank of Commerce -
                   New York Branch ......................................     01/10/01     6.450         19,994,969
   25,000,000    Royal Bank of Canada (New York) ........................     07/10/00     5.665         24,999,793
   25,000,000    Societe Generale .......................................     01/08/01     6.490         25,000,000
   20,000,000    Societe Generale .......................................     06/22/01     7.080         20,000,000
   19,000,000    Bayer Hypobank London ..................................     07/28/00     5.710         18,999,327
   25,000,000    UBS AG .................................................     11/20/00     6.080         24,995,359
   15,000,000    UBS AG .................................................     11/28/00     6.980         14,995,294
                                                                                                       ------------
                Total Certificates of Deposits ..........................                              $167,981,320
                                                                                                       ------------
                COMMERCIAL PAPERS (62.0%)
  $50,000,000    American General Finance Corp. .........................     07/21/00     6.090%      $ 49,830,833
   50,000,000    Association Corp of North America ......................     08/23/00     6.550         49,517,847
   60,000,000    AT&T Corp.. ............................................     08/18/00     6.530         59,477,600
   60,000,000    BankAmerica Corp. ......................................     08/11/00     6.160         59,579,067
   50,000,000    Bear Stearns Co., Inc. .................................     07/05/00     6.030         49,966,500
   50,000,000    Cit Group Holdings .....................................     09/11/00     6.580         49,342,000
   40,000,000    Coca Cola Co. ..........................................     09/06/00     6.530         39,513,878
   17,800,000    Credit Suisse Group AG. ................................     10/23/00     6.620         17,426,853
   50,000,000    Daimler Chrysler .......................................     08/23/00     6.610         49,513,431
   60,000,000    DuPont E.I. DeNemours & Co. ............................     08/04/00     6.520         59,630,533
   50,000,000    Exxon Mobil Corp. ......................................     07/07/00     6.700         49,944,167
   25,000,000    General Electirc Capital Corp. .........................     07/14/00     5.980         24,946,014
   50,000,000    General Motors Acceptance Corp. ........................     08/23/00     6.640         49,511,222
   50,000,000    Hertz, Inc. ............................................     07/06/00     6.540         49,954,583
   50,000,000    Merck & Co., Inc. ......................................     07/07/00     6.850         49,942,917
   50,000,000    Merrill Lynch & Co., Inc. ..............................     08/23/00     6.650         49,510,486
   50,000,000    Morgan Stanley Dean Witter Discover ....................     09/16/00     6.590         49,386,764
   50,000,000    Prudential Funding Corp. ...............................     09/12/00     6.580         49,332,861
   40,000,000    SBC Communications, Inc. ...............................     08/16/00     6.600         39,662,667
   40,000,000    Schering Plough Corp. ..................................     11/21/00     6.700         38,935,444
   60,000,000    Wells Fargo & Co. ......................................     09/05/00     6.580         59,276,200
                                                                                                       ------------
                Total Commercial Papers .................................                              $994,201,867
                                                                                                       ------------

                       See Notes to Financial Statements.

                                                                                         Annualized
                                                                                          Yield on
Principal                                                                     Maturity     Date of        Value
 Amount                                                                         Date       Purchase      (Note 1)
---------                                                                     --------   ----------    ------------
                CORPORATE BONDS (7.2%)
  $50,000,000    First Union National Bank* .............................     11/13/00     6.960%      $ 50,046,717
   40,960,000    Goldman Sachs Group, Inc.* .............................     12/22/00     6.791         40,960,000
   25,000,000    Bank One Corp.* ........................................     04/17/01     6.331         24,990,037
                                                                                                       ------------
                Total Corporate Bonds ...................................                              $115,996,754
                                                                                                       ------------
                REPURCHASE AGREEMENT (4.4%)
  $70,349,257    J.P. Morgan & Co. Repo
                    (Agreement dated 06/30/00 collateralized by
                    $17,561,000 U.S. Treasury Note 10.750%,
                    due 05/15/03, and $50,000,000 U.S. Treasury Note
                    7.250%, due 5/15/04; $70,384,875 to be received
                    upon maturity) ......................................     07/03/00     6.150%      $ 70,349,257
                                                                                                       ------------
                 Total Repurchase Agreements ............................                              $ 70,349,257
                                                                                                       ------------

TOTAL INVESTMENTS, AT AMORTIZED COST .................................................      99.4%    $1,593,525,074
OTHER ASSETS IN EXCESS OF LIABILITIES ................................................       0.6          8,958,728
                                                                                           -----     --------------
NET ASSETS ...........................................................................     100.0%    $1,602,483,802
                                                                                           =====     ==============

----------
* Variable Rate Instrument. Interest rates change on specific date (such as a coupon or interest payment date).

      The yield shown represents the June 30, 2000 coupon rate.


                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 2000
                           (expressed in U.S. dollars)

ASSETS:
      Investments, at amortized cost and value (Note 1) ..........................   $1,593,525,074
      Interest receivable ........................................................        9,495,278
                                                                                     --------------
           Total Assets ..........................................................    1,603,020,352
                                                                                     --------------

LIABILITIES:
      Payables for:
        Investment advisory fees (Note 2) ........................................          361,009
        Administrative fees (Note 2) .............................................           84,235
        Custodian fees ...........................................................           68,000
        Accrued expenses and other liabilities ...................................           23,306
                                                                                     --------------
           Total Liabilities .....................................................          536,550
                                                                                     --------------
NET ASSETS .......................................................................   $1,602,483,802
                                                                                     ==============
      Net Assets Consist of:
      Paid-in capital ............................................................   $1,602,483,802
                                                                                     ==============


                             STATEMENT OF OPERATIONS
                        For the year ended June 30, 2000
                           (expressed in U.S. dollars)

NET INVESTMENT INCOME
      Income:
      Interest ...................................................................   $   76,383,030
                                                                                     --------------
      Expenses:
        Investment advisory fees (Note 2) ........................................        1,974,749
        Administrative fees (Note 2) .............................................          460,775
        Custodian fees ...........................................................          248,578
        Trustees' fees and expenses (Note 2) .....................................           72,810
        Amortization of organization expenses (Note 1) ...........................            5,697
                                                                                     --------------
           Total Expenses ........................................................        2,762,609
                                                                                     --------------
NET INVESTMENT INCOME ............................................................   $   73,620,421
                                                                                     ==============

                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                                      For the years ended June 30,
                                                                                 --------------------------------------
                                                                                       2000                   1999
                                                                                 ---------------        ---------------
INCREASE IN NET ASSETS:
>From Investment Activities:
      Net investment income ...................................................  $    73,620,421        $    52,850,027
                                                                                 ---------------        ---------------

Capital Transactions:
      Proceeds from contributions .............................................    1,861,243,392          1,211,236,532
      Value of withdrawals ....................................................   (1,407,541,966)        (1,127,061,572)
                                                                                 ---------------        ---------------
         Net increase in net assets resulting from capital transactions .......      453,701,426             84,174,960
                                                                                 ---------------        ---------------
      Net increase in net assets ..............................................      527,321,847            137,024,987

NET ASSETS:
      Beginning of year .......................................................    1,075,161,955            938,136,968
                                                                                 ---------------        ---------------
      End of year .............................................................  $ 1,602,483,802        $ 1,075,161,955
                                                                                 ===============        ===============


                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)

                                                                    For the years ended June 30,
                                                  -------------------------------------------------------------
                                                   2000           1999          1998          1997         1996
                                                  -----          -----         -----         -----        -----
Ratios/Supplemental Data:
  Net assets, end of period
    (000's omitted) .......................  $1,602,484     $1,075,162      $938,137      $917,904     $764,477
  Ratio of expenses to average
    net assets ............................       0.21%          0.21%         0.23%         0.24%        0.24%
  Ratio of net investment income to
    average net assets ....................       5.60%          4.98%         5.41%         5.26%        5.45%

                       See Notes to Financial Statements.

                         BBH U.S. MONEY MARKET PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Accounting Policies. The BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio. Effective July 1, 2000, the Portfolio changed its name to BBH U.S. Money Market Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

            B. Interest Income. Interest Income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized short-term gain or loss, if any, on investments.

            C. Federal Income Taxes. The Portfolio is treated as a partnership for Federal Income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for Federal Income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an Investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2000, the cost of investments for Federal Income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

            D. Repurchase Agreements. The Portfolio at all times maintains possession of securities collateralizing repurchase agreements. Additionally, the Portfolio monitors the value of such securities, including accrued interest, to ensure the collateral at least equals 100% of the value of the repurchase agreement.

            E. Deferred Organization Expense. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five year period.

            F. Other. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Portfolio's average daily net assets. For the year ended June 30, 2000, the Portfolio incurred $1,974,749 for advisory services. Effective July 1, 2000, the fee paid to the Adviser will be calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets.

                         BBH U.S. MONEY MARKET PORTFOLIO

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the year ended June 30, 2000, the Portfolio incurred $460,775 for administrative services.

      Trustees' Fees and Expenses. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for reasonable out-of-pocket expenses incurred in connection with board meetings. For the year ended June 30, 2000, the Portfolio incurred $72,810 for Trustees' fees and expenses.

      Effective July 1, 2000, the Portfolio entered into a custody agreement with Brown Brothers Harriman & Co.

      3. Investment Transactions. Purchases, and maturities and sales, of money market instruments, excluding securities subject to repurchase agreements, aggregated $7,822,435,795 and $7,297,982,900, respectively, for the year ended June 30, 2000.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH U.S. Money Market Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Money Market Portfolio (the "Portfolio") as of June 30, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended June 30, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio at June 30, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2000

The 59 Wall Street Trust

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Money Market Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.